Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions
Schedule of significant transactions with related parties

Names of the major related parties	Nature of relationship
Tencent Holdings Limited and its subsidiaries (the “Tencent Group”)	A shareholder that has significant influence over the Group
Kuaishou Technology and its subsidiaries (the “Kuaishou Group”)	A shareholder that has significant influence over the Group
Beijing Mianbi Intelligent Technology Co., Ltd. (“Mianbi”) and its subsidiaries	An investee of the Group

The following table presents significant transactions with Tencent Group, Kuaishou Group and Mianbi for the years ended December 31, 2021, 2022 and 2023 (in thousands):

The following table presents balances with Tencent Group, Kuaishou Group and Mianbi as of December 31, 2022 and 2023 (in thousands):

	As of December 31,
	2022	2023
	RMB	RMB
Amount due from related parties
Tencent Group	22,616	2,260
Kuaishou Group	2,182	2,492
Mianbi(i)	—	13,567

Amount due to related parties
Tencent Group	19,081	7,237
Kuaishou Group	5,780	4,174
Mianbi(ii)	—	14,621

(i)The balance mainly represents expenditures paid by the Group on behalf of Mianbi.

(ii)The balance represents the long-term investment consideration payable to Mianbi, which is non-trade in nature.